INCOME TAXES - Schedule of effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Statutory Federal Tax	21.00%	21.00%
Business combination costs	(1.80%)
Loss on Forward Purchase Agreement liability	(23.30%)	(16.50%)
Change in valuation allowance	(2.40%)	(11.30%)
Effective Tax Rate	(6.50%)	(6.80%)